INCOME TAXES (Details)	12 Months Ended
Dec. 31, 2016
Effective Income Tax Rate Reconciliation, Foreign Income Tax Rate Differential, Percent	16.00%
MEXICO
Effective Income Tax Rate Reconciliation, Foreign Income Tax Rate Differential, Percent	30.00%
BRAZIL
Effective Income Tax Rate Reconciliation, Foreign Income Tax Rate Differential, Percent	34.00%
ARGENTINA
Effective Income Tax Rate Reconciliation, Foreign Income Tax Rate Differential, Percent	35.00%
UNITED STATES
Effective Income Tax Rate Reconciliation, Foreign Income Tax Rate Differential, Percent	35.00% [1]

[1]	Federal